Deferred Revenues and Contract Liabilities - Summary of Deferred Revenues and Contract Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Accruals and deferred income including contract liabilities [abstract]
Deferred revenues and contract liabilities	$ 241	$ 59
Total Deferred revenue and contract liabilities	$ 241	$ 59